Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Non-Current Liabilities
Other Non-Current Liabilities

13.  Other Non-Current Liabilities

Other non-current liabilities consist of the following:

	December 31,	December 31,
	2023	2024
Warranty liabilities	3,202,936	4,068,079
Deferred revenue	3,051,022	3,045,846
Payable to BaaS users	—	779,695
Deferred government grants	323,980	391,116
Non-current finance lease liabilities	22,173	35,145
Others	63,694	308,715
Total	6,663,805	8,628,596

Deferred government grants mainly consist of specific government subsidies for purchase of land use right and buildings, charging and battery swap equipment, which is amortized using the straight-line method as a deduction of the amortization or depreciation expense of the relevant assets over their remaining estimated useful life.